Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2024
Financial Information of the Parent Company [Abstract]
FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 20 —FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the consolidated statements of operations and comprehensive loss.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been or omitted.

As of September 30, 2024 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

PARENT COMPANY BALANCE SHEETS

	As of September 30,
	2024	2023
ASSETS
Cash	$25,058,414	$9,248
Other receivable	1,377,873	1,367,052
Due from subsidiaries	10,863,833	10,878,344
Total current assets	37,300,120	12,254,644

Non-current assets
Investment in subsidiaries	$8,749,310	$15,715,509

Total assets	$46,049,430	$27,970,153

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Due to related parties	497,014	-
Accrued expense	49,475	-
TOTAL CURRENT LIABILITIES	$546,489	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $11.25 par value, 11,250,000 shares authorized, 42,880 and 6,062 shares issued and outstanding as of September 30, 2024 and 2023, respectively *	482,400	67,973
Additional paid-in capital	53,864,720	29,279,155
(Accumulated deficit) Retained earnings	(7,732,033)	995,265
Accumulated other comprehensive loss	(1,112,146)	(2,372,240)
Total shareholders’ equity	45,502,941	27,970,153

Total liabilities and shareholders’ equity	$46,049,430	$27,970,153

*	Retrospectively restated for effect of 15-for-1 and 40-for-1 shares consolidations.

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the Years Ended September 30,
	2024	2023	2022
Operating costs and expenses:
General and administrative expenses	$(592,021)	$(134,141)	$(384,214)

Other income (expenses):
Other expenses	(87,292)	(730)	(420)

Equity in earnings of subsidiaries	(8,047,985)	(6,446,153)	(7,525,004)

Net loss	(8,727,298)	(6,581,024)	(7,909,638)
Foreign currency translation adjustments	1,260,094	(779,351)	(3,752,143)
Comprehensive loss attributable to the Company	$(7,467,204)	$(7,360,375)	$(11,661,781)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(8,727,298)	$(6,581,024)	$(7,909,638)
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	8,047,985	6,446,153	7,525,004
Changes in operating assets and liabilities:
Due to related parties	497,014	-	-
Accrued expense	49,475
Net cash used in operating activities	(132,824)	(134,871)	(384,634)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares	24,999,992	-	-
Cash repayment from subsidiaries	14,511	115,133	303,746
Net cash provided by financing activities	25,014,503	115,133	303,746

EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	167,487	69	(588)

CHANGES IN CASH	25,049,166	(19,669)	(81,476)

CASH, beginning of year	9,248	28,917	110,393

CASH, end of year	$25,058,414	$9,248	$28,917